EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of net defined benefit liability (asset) [line items]
Changes in actuarial assumptions from changes in demographic assumptions.	$ (5.5)		$ (18,013)	$ 100,232	$ 41,228
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year			604,110	509,022	436,696
Service costs			13,127	4,425	3,006
Interests cost			36,700	50,826	69,348
Gain on settlements			(18,300)	253
Past Service Costs			(191)	200
Net defined benefit liability asset After Adjustment			635,446	564,726	509,050
Changes in actuarial assumptions from changes in demographic assumptions.			6,136	(8,863)	(1,232)
Changes in actuarial assumptions from changes in financial assumptions.			(24,149)	109,095	42,460
Gain (loss) on remeasurement, net defined benefit liability (asset)			(18,013)	100,232	41,228
Exchange differences			3,502	(982)	6,081
Payments to employees			(79,709)	(59,866)	(47,337)
Balance at the end of the year			541,226	604,110	509,022
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year			229,770	191,112	206,971
Service costs			21,040	18,201	19,243
Interests cost			13,460	12,889	(20,274)
Gain on settlements				(112)
Past Service Costs			1,632	(3,961)
Net defined benefit liability asset After Adjustment			265,902	218,129	205,940
Changes in actuarial assumptions from changes in demographic assumptions.			388	(1,432)	(6,456)
Changes in actuarial assumptions from changes in financial assumptions.			11,831	43,870	18,845
Gain (loss) on remeasurement, net defined benefit liability (asset)			12,219	42,438	12,389
Payments to employees			(35,786)	(30,797)	(27,217)
Balance at the end of the year			$ 242,335	$ 229,770	$ 191,112

[1]	See note 2.4, “convenience translation into U.S. dollars”.